Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Temporarily Impaired Securities, Fair Value and Unrealized losses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 security	Dec. 31, 2012 security
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 157,246,307	$ 26,376,628
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	14,776,094	1,908,301
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	172,022,401	28,284,929
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	6,585,989	276,645
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	846,344	64,175
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	7,432,333	340,820
Number of individual securities available for sale that are in unrealized continuous loss positions for twelve months or more	11	2
Percent of unrealized losses for securities in a continuous loss position for 12 months or more	11.40%	18.80%
FHLB Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	10,288,110
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,757,640
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	12,045,750
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	651,608
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	242,360
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	893,968
FNMA and FHLMC Bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		995,680
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		995,680
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses		4,320
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses		4,320
SBA Bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	12,183,961	4,583,177
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	3,541,453	1,833,076
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	15,725,414	6,416,253
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	288,678	119,825
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	30,765	36,462
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	319,443	156,287
Tax Exempt Municipal Bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	39,848,206	4,538,734
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	2,008,272	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	41,856,478	4,538,734
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	2,556,014	60,534
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	129,974	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	2,685,988	60,534
Equity Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	88,516,030	16,259,037
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	6,436,369	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	94,952,399	16,259,037
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	2,756,216	91,966
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	372,667	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	3,128,883	91,966
Equity Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	101,250	75,225
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	101,250	75,225
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	1,688	27,713
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	$ 1,688	$ 27,713